Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Employee Movements (Detail) - Employees	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information About Employees [line items]
Number of employees	100,735	111,464
Employees who have left the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	21,791	19,865
Employees who have joined the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	11,062	15,048
Temporary employee [member]
Disclosure of Information About Employees [line items]
Number of employees	676	1,148